COMMITMENTS AND CONTINGENCIES - Electric Power Purchase Agreements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) state jurisdiction contract MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Electric Power Purchase Agreements
Number of power marketing administrations of the U.S. Department of Energy | jurisdiction	4
WAPA
Electric Power Purchase Agreements
Number of contracts	3
Costs under the above electric power purchase agreements | $	$ 89,986	$ 91,639	$ 91,038
Basin Electric Power Cooperative
Electric Power Purchase Agreements
Megawatts purchased | MW	225
Costs under the above electric power purchase agreements | $	$ 127,500	$ 132,649	$ 136,223
Loveland Area Project | WAPA
Electric Power Purchase Agreements
Number of contracts	1
Salt Lake City Area Integrated Projects | WAPA
Electric Power Purchase Agreements
Number of contracts	2
WAPA
Electric Power Purchase Agreements
Number of power marketing administrations of the U.S. Department of Energy | jurisdiction	1
Number of states in which entity operates | state	15